Unaudited Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
REVENUES:
Total revenue		$ 1,097,935
COST OF REVENUE:
Cost of revenue - services		(400,000)
GROSS PROFIT		697,935
OPERATING EXPENSES:
General and administrative expenses		(582,411)	(65,157)
Total operating expenses		(582,411)	(65,157)
INCOME (LOSS) FROM OPERATIONS		115,524	(65,157)
OTHER INCOME (EXPENSES):
Interest and investment income (expense)		160,907	(524,733)
Other income, net		354,639
Total other income (expense)		515,546	(524,733)
INCOME (LOSS) BEFORE INCOME TAXES FROM CONTINUING OPERATIONS		631,070	(589,890)
INCOME TAX EXPENSES		(32,031)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS		599,039	(589,890)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS			(69,400,625)
NET INCOME (LOSS)		599,039	(69,990,515)
Net income attributable to non-controlling interests:
Continuing operations
Discontinued operations			(3,277)
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS		599,039	(69,993,792)
Continuing operations		599,039	(589,890)
Discontinued operations			(69,403,902)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation gains			4,045,915
COMPREHENSIVE INCOME (LOSS)		599,039	(65,947,877)
Comprehensive income attributable to non-controlling interests			(41)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS		$ 599,039	$ (65,947,918)
BASIC AND DILUTED EARNINGS PER COMMON SHARE:
EARNINGS PER COMMON SHARE- BASIC (in Dollars per share)		$ 0.27	$ (15.31)
EARNINGS PER COMMON SHARE- DILUTED (in Dollars per share)		0.27	(15.31)
Basic Earnings Per Common Share, Continuing operations		0.27	(0.13)
Diluted Earnings Per Common Share, Continuing operations		0.27	(0.13)
Basic Earnings Per Common Share, Discontinued operations			(15.18)
Diluted Earnings Per Common Share, Discontinued operations			$ (15.18)
Weighted average number of shares outstanding-basic (in Shares)	[1]	2,188,511	4,571,235
Weighted average number of shares outstanding-diluted (in Shares)	[1]	2,188,511	4,571,235
Small and Medium Enterprise Financing Solutions [Member]
REVENUES:
Total revenue		$ 120,000
Information Technology Services [Member]
REVENUES:
Total revenue		$ 977,935

[1]	The financial statements give retroactive effect to the 1-for-20 reverse share split effected on April 27, 2026.